Hartford Global Impact NextShares Fund
Hartford Global Impact NextShares Fund

MARCH 1, 2018

SUPPLEMENT TO

Hartford Global Impact NextShares Fund

(the “Fund”)

A SERIES OF HARTFORD FUNDS NEXTSHARES TRUST

PROSPECTUS

DATED DECEMBER 4, 2017

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 4, 2017,

AS SUPPLEMENTED DECEMBER 14, 2017

This Supplement contains new and additional information and should be read in connection with your Prospectus and Statement of Additional Information.

I.	On February 7, 2018, the Board of Trustees of Hartford Funds NextShares Trust (the “Trust”) approved a reduction in the Fund’s management fee rate schedule and a reduction in expense reimbursement arrangement. Accordingly, the following changes are made to the Fund’s Prospectus and Statement of Additional Information effective March 1, 2018:

A.	The section entitled “Your Expenses” in the summary section of the Fund’s Prospectus is amended to revise the fee table and expense example as set forth below:

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or the examples below.

Shareholder Fees (fees paid directly from your investment): None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Hartford Global Impact NextShares Fund	[2]
Management fees	0.62%	[1]
Other expenses	0.50%	[3]
Acquired fund fees and expenses	0.02%
Total annual fund operating expenses	1.14%
Fee waiver and/or expenses reimbursement	0.43%	[4]
Total annual fund operating expenses after fee waiver and/or expenses reimbursement	0.71%	[4]
[1]	"Management fees" have been restated to reflect current fees.
[2]	Fees and expenses are based on estimated amounts for the current fiscal year. The fee table and the example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[3]	"Other expenses" are estimated.
[4]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.69%. This contractual arrangement will remain in effect until February 28, 2019 unless the Board of Trustees of Hartford Funds NextShares Trust approves its earlier termination.

EXAMPLE:

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the examples. The examples assume that:

•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year).

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Year 1	Year 3
Hartford Global Impact NextShares Fund | | USD ($)	73	320